Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
Boeing Co. (The)
1.17%, 02/04/23(a)	$4,877	$4,877,000
1.88%, 06/15/23 (Call 04/15/23)(a)	1,645	1,622,842
2.80%, 03/01/23 (Call 02/01/23)(a)	1,854	1,851,052
4.51%, 05/01/23 (Call 04/01/23)(a)	22,237	22,197,196
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	3,614	3,555,381
3.38%, 05/15/23 (Call 04/15/23)(a)	4,238	4,219,056
L3Harris Technologies Inc., 3.85%, 06/15/23
(Call 05/15/23)(a)	4,563	4,537,356
Northrop Grumman Corp., 3.25%, 08/01/23	5,607	5,566,405
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)(a)	4,262	4,214,692
		52,640,980
Agriculture — 0.8%
Philip Morris International Inc.
1.13%, 05/01/23(a)	3,852	3,815,907
2.13%, 05/10/23 (Call 03/10/23)(a)	3,299	3,274,587
2.63%, 03/06/23(a)	2,855	2,848,890
3.60%, 11/15/23(a)	4,693	4,647,056
Reynolds American Inc., 4.85%, 09/15/23(a)	3,453	3,450,721
		18,037,161
Apparel — 0.1%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	2,753	2,735,656
Auto Manufacturers — 5.8%
American Honda Finance Corp.
0.35%, 04/20/23	720	712,980
0.65%, 09/08/23(a)	7,809	7,609,324
0.88%, 07/07/23	5,369	5,276,975
1.95%, 05/10/23(a)	7,094	7,035,971
3.45%, 07/14/23(a)	2,913	2,894,007
3.63%, 10/10/23(a)	8,484	8,402,893
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	4,506	4,473,016
General Motors Co., 4.88%, 10/02/23(a)	11,616	11,616,000
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	8,208	8,049,339
3.70%, 05/09/23 (Call 03/09/23)	5,900	5,878,170
4.15%, 06/19/23 (Call 05/19/23)(a)	4,113	4,097,700
4.25%, 05/15/23	6,121	6,106,493
PACCAR Financial Corp.
0.35%, 08/11/23(a)	2,589	2,526,528
0.80%, 06/08/23	1,923	1,896,193
1.90%, 02/07/23(a)	1,525	1,524,344
2.65%, 04/06/23(a)	2,856	2,844,433
3.40%, 08/09/23(a)	2,221	2,204,765
Stellantis NV, 5.25%, 04/15/23	8,749	8,743,838
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,918	2,898,625
Toyota Motor Credit Corp.
0.40%, 04/06/23	5,545	5,503,523
0.50%, 08/14/23(a)	7,185	7,017,590
1.35%, 08/25/23(a)	2,946	2,888,347
2.25%, 10/18/23(a)	5,256	5,160,288
2.90%, 03/30/23(a)	9,944	9,916,952
3.45%, 09/20/23(a)	5,752	5,696,896
		130,975,190
Banks — 25.8%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23(a)	9,282	9,035,006
Security	Par (000)	Value

Banks (continued)
Banco Santander SA
3.13%, 02/23/23(a)	$5,049	$5,044,304
3.85%, 04/12/23	6,307	6,292,052
Bank of America Corp., 4.10%, 07/24/23	10,935	10,899,133
Bank of Montreal
0.40%, 09/15/23(a)	9,885	9,611,087
0.45%, 12/08/23(a)	7,845	7,557,010
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	7,304	7,045,584
2.20%, 08/16/23 (Call 06/16/23)	7,541	7,434,219
3.45%, 08/11/23	4,336	4,304,868
3.50%, 04/28/23(a)	8,125	8,099,487
Bank of Nova Scotia (The)
0.40%, 09/15/23(a)	10,059	9,781,372
0.55%, 09/15/23(a)	4,587	4,464,665
0.80%, 06/15/23(a)	513	505,059
1.63%, 05/01/23	7,982	7,919,900
1.95%, 02/01/23	3,757	3,757,000
BNP Paribas SA, 3.25%, 03/03/23(a)	5,693	5,686,965
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	7,808	7,672,531
0.50%, 12/14/23(a)	10,806	10,398,938
0.95%, 06/23/23	9,958	9,803,850
3.50%, 09/13/23(a)	6,628	6,571,662
Capital One NA, 3.38%, 02/15/23	7,228	7,223,302
Citigroup Inc.
3.38%, 03/01/23(a)	1,723	1,721,243
3.50%, 05/15/23	5,619	5,598,041
3.88%, 10/25/23(a)	8,141	8,064,068
Citizens Bank NA/Providence RI, 3.70%, 03/29/23 (Call 02/28/23)(a)	2,910	2,905,431
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)(a)	4,674	4,645,442
Cooperatieve Rabobank UA, 4.63%, 12/01/23(a)	4,388	4,372,466
Credit Suisse AG/New York NY
0.52%, 08/09/23	7,335	7,126,833
1.00%, 05/05/23	11,828	11,641,709
Credit Suisse Group AG, 3.80%, 06/09/23(a)	11,191	11,061,856
Deutsche Bank AG/New York NY
3.95%, 02/27/23	4,959	4,949,082
Series E, 0.96%, 11/08/23	11,075	10,740,535
Discover Bank
3.35%, 02/06/23(a)	3,762	3,760,721
4.20%, 08/08/23(a)	6,629	6,594,529
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	12,437	12,334,270
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)(a)	2,813	2,795,953
FNB Corp./PA, 2.20%, 02/24/23(a)	3,115	3,103,256
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23	4,078	4,059,078
1.22%, 12/06/23 (Call 02/06/23)	13,227	12,817,624
3.20%, 02/23/23 (Call 02/16/23)	6,713	6,706,623
HSBC Holdings PLC, 3.60%, 05/25/23(a)	8,929	8,890,427
Huntington National Bank (The), 3.55%, 10/06/23
(Call 09/06/23)(a)	6,728	6,660,855
ING Groep NV, 4.10%, 10/02/23	11,464	11,392,809
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(a)	11,173	11,103,504
3.38%, 05/01/23(a)	12,203	12,157,239
KeyBank NA/Cleveland OH
1.25%, 03/10/23(a)	3,494	3,481,526
3.38%, 03/07/23(a)	2,051	2,046,406

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC, 4.05%, 08/16/23	$11,533	$11,473,720
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	3,722	3,696,058
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	5,035	4,956,857
3.46%, 03/02/23(a)	9,114	9,108,440
3.76%, 07/26/23(a)	13,254	13,173,548
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	4,801	4,795,575
Morgan Stanley
3.75%, 02/25/23(a)	9,730	9,721,146
4.10%, 05/22/23(a)	14,038	14,001,080
National Australia Bank Ltd./New York
2.88%, 04/12/23	3,013	3,002,244
3.63%, 06/20/23(a)	4,239	4,220,179
National Bank of Canada, 2.10%, 02/01/23	6,921	6,921,000
NatWest Group PLC, 3.88%, 09/12/23(a)	1,850	1,833,665
PNC Bank NA
3.50%, 06/08/23 (Call 05/08/23)	3,665	3,648,654
3.80%, 07/25/23 (Call 06/25/23)(a)	4,251	4,225,111
Royal Bank of Canada
0.50%, 10/26/23(a)	8,031	7,774,731
1.60%, 04/17/23	7,184	7,134,574
3.70%, 10/05/23(a)	11,481	11,383,871
State Street Corp.
3.10%, 05/15/23(a)	4,946	4,920,528
3.70%, 11/20/23	8,900	8,816,073
Sumitomo Mitsui Banking Corp., 3.95%, 07/19/23(a)	2,265	2,254,966
Sumitomo Mitsui Financial Group Inc.
3.75%, 07/19/23	4,039	4,015,170
3.94%, 10/16/23(a)	11,584	11,495,730
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	10,323	10,228,545
Toronto-Dominion Bank (The)
0.30%, 06/02/23(a)	6,125	6,032,574
0.45%, 09/11/23(a)	7,139	6,947,746
0.75%, 06/12/23	11,170	11,006,024
3.50%, 07/19/23(a)	8,793	8,740,066
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)(a)	5,236	5,218,564
2.75%, 05/01/23 (Call 04/01/23)(a)	2,077	2,066,345
3.00%, 02/02/23	2,344	2,344,000
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)(a)	6,529	6,509,935
3.75%, 12/06/23 (Call 11/06/23)(a)	13,142	13,023,722
U.S. Bank NA/Cincinnati OH, 3.40%, 07/24/23 (Call 06/23/23)(a)	10,523	10,445,235
Wells Fargo & Co.
4.13%, 08/15/23	9,559	9,513,404
Series M, 3.45%, 02/13/23(a)	4,320	4,317,883
Westpac Banking Corp., 3.65%, 05/15/23(a)	4,670	4,654,309
		583,460,792
Beverages — 1.3%
Diageo Capital PLC
2.63%, 04/29/23 (Call 03/03/23)(a)	5,437	5,405,955
3.50%, 09/18/23 (Call 08/18/23)(a)	4,347	4,309,181
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	875	869,199
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)(a)	6,186	6,095,623
PepsiCo Inc.
0.40%, 10/07/23	5,081	4,929,281
0.75%, 05/01/23(a)	1,710	1,692,592
Security	Par (000)	Value

Beverages (continued)
2.75%, 03/01/23(a)	$5,578	$5,570,023
		28,871,854
Biotechnology — 1.2%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	4,341	4,278,446
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/13/23)	7,605	7,395,102
2.50%, 09/01/23 (Call 07/01/23)(a)	5,380	5,301,506
Illumina Inc., 0.55%, 03/23/23	3,203	3,181,668
Royalty Pharma PLC, 0.75%, 09/02/23	6,297	6,136,930
		26,293,652
Building Materials — 0.8%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)(a)	10,880	10,792,634
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)(a)	4,352	4,273,533
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 03/03/23)	2,848	2,788,847
		17,855,014
Chemicals — 1.1%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	1,899	1,899,000
Ecolab Inc., 0.90%, 12/15/23 (Call 03/03/23)	4,990	4,814,601
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	590	586,602
Linde Inc./CT, 2.70%, 02/21/23(a)	2,046	2,041,356
LYB International Finance BV, 4.00%, 07/15/23(a)	2,614	2,598,499
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	9,345	9,281,921
Nutrien Ltd., 1.90%, 05/13/23(a)	3,468	3,435,193
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)(a)	1,468	1,464,550
		26,121,722
Commercial Services — 0.6%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	1,996	1,986,479
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)(a)	2,870	2,852,751
4.00%, 06/01/23 (Call 05/01/23)(a)	3,516	3,500,811
PayPal Holdings Inc., 1.35%, 06/01/23	445	439,380
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	3,982	3,975,191
		12,754,612
Computers — 3.8%
Apple Inc.
0.75%, 05/11/23(a)	8,170	8,079,068
2.40%, 05/03/23(a)	31,493	31,301,837
2.85%, 02/23/23(a)	9,020	9,007,192
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	6,018	6,022,273
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	4,934	4,910,662
4.45%, 10/02/23 (Call 09/02/23)(a)	9,623	9,574,115
International Business Machines Corp., 3.38%, 08/01/23(a)	8,600	8,535,586
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	8,634	8,577,275
		86,008,008
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,652	1,652,000
2.10%, 05/01/23(a)	700	695,751
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	4,835	4,808,601

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
0.38%, 09/14/23(a)	$3,168	$3,081,577
3.13%, 03/22/23 (Call 02/22/23)(a)	5,024	5,013,851
		15,251,780
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	10,190	9,885,931
4.13%, 07/03/23 (Call 06/03/23)(a)	6,305	6,271,899
4.50%, 09/15/23 (Call 08/15/23)(a)	6,983	6,937,541
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)(a)	4,922	4,855,405
3.88%, 07/03/23 (Call 06/03/23)(a)	3,456	3,436,681
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	4,264	4,229,888
5.00%, 04/01/23(a)	2,722	2,717,454
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	8,845	8,629,447
3.05%, 06/05/23 (Call 05/05/23)(a)	3,496	3,468,417
American Express Co.
0.75%, 11/03/23(a)	7,695	7,512,706
3.70%, 08/03/23 (Call 07/03/23)	9,627	9,569,912
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	4,816	4,785,322
BGC Partners Inc., 5.38%, 07/24/23(a)	3,705	3,693,922
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	7,224	7,179,861
3.50%, 06/15/23(a)	5,740	5,710,783
Eaton Vance Corp., 3.63%, 06/15/23(a)	1,495	1,487,211
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 03/03/23)(a)	3,395	3,392,114
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	2,583	2,572,332
		96,336,826
Electric — 8.1%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	3,151	3,114,700
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23 (Call 03/03/23)(a)	4,947	4,796,562
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)(a)	1,630	1,618,362
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)(a)	4,971	4,934,463
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	4,564	4,520,779
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 03/03/23)(a)	6,911	6,671,326
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)(a)	1,165	1,146,558
3.38%, 08/15/23 (Call 05/15/23)(a)	1,700	1,685,482
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	5,497	5,438,512
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 03/03/23)(a)	1,569	1,564,419
3.05%, 03/15/23 (Call 02/15/23)	1,271	1,268,534
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	4,112	4,083,545
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,305	1,298,227
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	4,846	4,800,157
Edison International, 2.95%, 03/15/23 (Call 03/03/23)(a)	1,464	1,458,334
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 03/03/23)(a)	9,304	8,986,734
4.05%, 09/01/23 (Call 06/01/23)(a)	1,833	1,820,462
Evergy Metro Inc., 3.15%, 03/15/23 (Call 03/03/23)(a)	1,292	1,290,062
Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(a)	$2,286	$2,274,433
Series N, 3.80%, 12/01/23 (Call 11/01/23)(a)	4,853	4,804,130
Florida Power & Light Co., 2.75%, 06/01/23 (Call 03/03/23)(a)	2,177	2,161,826
Georgia Power Co., Series A, 2.10%, 07/30/23(a)	2,575	2,537,225
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23	2,278	2,275,768
3.40%, 11/15/23 (Call 08/15/23)(a)	5,305	5,248,661
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	12,658	12,613,064
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 03/03/23)(a)	1,547	1,536,604
OGE Energy Corp., 0.70%, 05/26/23 (Call 03/03/23)(a)	2,035	2,006,551
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 03/03/23)(a)	1,445	1,424,727
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 03/03/23)	7,750	7,531,760
3.25%, 06/15/23 (Call 03/15/23)(a)	1,402	1,388,597
3.85%, 11/15/23 (Call 08/15/23)(a)	8,640	8,546,774
4.25%, 08/01/23 (Call 07/01/23)(a)	2,303	2,287,017
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)(a)	912	906,455
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	2,576	2,547,561
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	1,424	1,412,423
3.25%, 09/01/23 (Call 08/01/23)(a)	2,604	2,577,231
Public Service Enterprise Group Inc., 0.84%, 11/08/23 (Call 03/03/23)(a)	5,883	5,693,273
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)(a)	4,855	4,816,888
Southern California Edison Co.
0.70%, 04/03/23(a)	1,220	1,210,252
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	2,803	2,772,307
Series D, 3.40%, 06/01/23 (Call 05/01/23)(a)	861	855,352
Series J, 0.70%, 08/01/23(a)	20,675	20,222,011
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)(a)	9,121	9,040,735
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 02/21/23)	4,523	4,507,034
WEC Energy Group Inc., 0.55%, 09/15/23(a)	4,643	4,516,014
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	4,286	4,154,634
		182,366,525
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23(a)	1,353	1,351,999
Electronics — 0.3%
Arrow Electronics Inc., 4.50%, 03/01/23(a)	1,680	1,678,740
Honeywell International Inc., 3.35%, 12/01/23(a)	3,325	3,291,783
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)(a)	2,784	2,774,980
		7,745,503
Environmental Control — 0.4%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	2,388	2,385,397
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(a)	7,366	7,311,713
		9,697,110
Food — 0.9%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(a)	3,652	3,647,471
Conagra Brands Inc., 0.50%, 08/11/23 (Call 03/03/23)(a)	3,370	3,286,862
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	2,627	2,616,282
Kellogg Co., 2.65%, 12/01/23(a)	5,499	5,398,258
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)(a)	3,132	3,111,423

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	$2,872	$2,850,374
		20,910,670
Gas — 0.9%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/16/23)(a)	8,580	8,544,650
CenterPoint Energy Resources Corp., 0.70%, 03/02/23(a)	2,389	2,380,185
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)(a)	4,496	4,448,567
National Fuel Gas Co., 3.75%, 03/01/23(a)	1,941	1,936,982
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)(a)	3,215	3,156,616
		20,467,000
Health Care - Products — 1.7%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	8,881	8,786,684
Baxter International Inc., 0.87%, 12/01/23	6,926	6,692,455
PerkinElmer Inc., 0.55%, 09/15/23 (Call 03/03/23)(a)	4,035	3,919,034
Stryker Corp., 0.60%, 12/01/23 (Call 02/13/23)(a)	6,942	6,693,754
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 03/03/23)(a)	13,413	13,027,511
		39,119,438
Health Care - Services — 1.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)(a)	7,828	7,764,593
Anthem Inc., 0.45%, 03/15/23	2,250	2,237,760
Humana Inc., 0.65%, 08/03/23 (Call 02/08/23)	7,678	7,508,470
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)(a)	3,407	3,380,017
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	3,261	3,247,075
UnitedHealth Group Inc.
2.75%, 02/15/23(a)	3,149	3,146,733
2.88%, 03/15/23(a)	5,673	5,661,484
3.50%, 06/15/23(a)	3,354	3,336,391
		36,282,523
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23(a)	3,516	3,514,066
Blackstone Secured Lending Fund, 3.65%, 07/14/23(a)	3,064	3,039,917
		6,553,983
Home Builders — 0.6%
DR Horton Inc.
4.75%, 02/15/23(a)	2,337	2,336,626
5.75%, 08/15/23 (Call 05/15/23)(a)	3,282	3,287,120
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	4,543	4,531,052
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 03/03/23)	2,568	2,560,861
		12,715,659
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	1,468	1,455,757

Insurance — 2.2%
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,474	2,457,894
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)(a)	4,307	4,273,319
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,806	1,795,254
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 03/03/23)(a)	10,752	10,724,475
3.00%, 02/11/23(a)	1,863	1,861,715
Chubb INA Holdings Inc., 2.70%, 03/13/23(a)	5,700	5,687,859
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	3,293	3,285,788
Jackson Financial Inc., 1.13%, 11/22/23(a)	4,488	4,345,641
Lincoln National Corp., 4.00%, 09/01/23(a)	4,085	4,061,634
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	3,385	3,360,933
Security	Par (000)	Value

Insurance (continued)
MetLife Inc., Series D, 4.37%, 09/15/23(a)	$5,237	$5,237,000
Principal Financial Group Inc., 3.13%, 05/15/23(a)	1,582	1,574,137
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	2,338	2,330,916
		50,996,565
Internet — 1.1%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	4,198	4,164,500
Amazon.com Inc.
0.25%, 05/12/23(a)	1,525	1,505,739
0.40%, 06/03/23(a)	3,469	3,417,243
2.40%, 02/22/23(a)	4,585	4,579,315
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)(a)	5,025	4,982,287
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)(a)	6,250	6,235,312
		24,884,396
Lodging — 0.4%
Hyatt Hotels Corp., 1.30%, 10/01/23 (Call 03/03/23)(a)	4,526	4,408,550
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)(a)	4,385	4,350,139
		8,758,689
Machinery — 2.6%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	3,175	3,164,237
0.45%, 09/14/23(a)	5,197	5,058,084
0.65%, 07/07/23(a)	2,685	2,635,945
2.63%, 03/01/23(a)	1,472	1,469,851
3.45%, 05/15/23(a)	2,328	2,318,991
3.65%, 12/07/23(a)	5,508	5,452,700
3.75%, 11/24/23(a)	7,263	7,197,270
CNH Industrial Capital LLC, 1.95%, 07/02/23(a)	3,550	3,500,477
CNH Industrial NV, 4.50%, 08/15/23(a)	3,853	3,834,544
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	3,989	3,969,254
John Deere Capital Corp.
0.40%, 10/10/23(a)	4,228	4,097,820
0.70%, 07/05/23	1,724	1,694,089
1.20%, 04/06/23(a)	3,346	3,325,188
2.80%, 03/06/23	3,612	3,606,004
3.45%, 06/07/23	1,033	1,027,907
3.65%, 10/12/23(a)	4,958	4,921,757
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 02/13/23)(a)	2,755	2,686,235
		59,960,353
Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 02/13/23)	2,685	2,681,885
2.25%, 03/15/23 (Call 02/15/23)(a)	4,179	4,167,382
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 03/03/23)(a)	3,098	3,015,128
Teledyne Technologies Inc., 0.65%, 04/01/23(a)	662	656,678
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	3,486	3,475,647
		13,996,720
Media — 0.5%
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)(a)	5,641	5,607,549
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23(a)	4,879	4,899,052
		10,506,601
Mining — 0.6%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	6,031	5,985,828

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 03/03/23)(a)	$6,765	$6,754,176
		12,740,004
Oil & Gas — 2.9%
Chevron Corp., 1.14%, 05/11/23	3,741	3,703,066
Chevron USA Inc., 0.43%, 08/11/23(a)	3,171	3,098,067
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 03/03/23)(a)	3,316	3,307,445
EOG Resources Inc., 2.63%, 03/15/23 (Call 03/03/23)(a)	10,610	10,583,157
Exxon Mobil Corp.
1.57%, 04/15/23(a)	11,935	11,853,723
2.73%, 03/01/23 (Call 02/13/23)	4,846	4,837,277
Pioneer Natural Resources Co., 0.55%, 05/15/23(a)	8,200	8,094,876
Shell International Finance BV
0.38%, 09/15/23(a)	5,970	5,805,765
3.50%, 11/13/23 (Call 10/13/23)(a)	8,987	8,895,243
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23(a)	5,634	5,578,674
		65,757,293
Oil & Gas Services — 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 1.23%, 12/15/23(a)	7,450	7,216,070
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	10,991	10,866,472
		18,082,542
Pharmaceuticals — 7.1%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	7,808	7,760,527
3.75%, 11/14/23 (Call 10/14/23)(a)	10,983	10,887,118
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/03/23)(a)	3,339	3,322,639
AstraZeneca PLC
0.30%, 05/26/23	5,340	5,263,264
3.50%, 08/17/23 (Call 07/17/23)(a)	6,198	6,153,003
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 03/03/23)(a)	12,830	12,407,508
2.75%, 02/15/23(a)	7,184	7,178,612
3.25%, 02/20/23(a)	5,709	5,704,147
3.25%, 11/01/23(a)	4,320	4,269,672
Cardinal Health Inc., 3.20%, 03/15/23(a)	2,629	2,623,059
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	18,558	18,390,421
3.75%, 07/15/23 (Call 06/15/23)	4,483	4,456,685
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	4,713	4,675,437
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23
(Call 03/03/23)(a)	10,670	10,360,357
Johnson & Johnson
2.05%, 03/01/23	2,146	2,141,751
3.38%, 12/05/23(a)	5,482	5,455,686
McKesson Corp., 2.85%, 03/15/23 (Call 03/03/23)(a)	2,360	2,355,233
Merck & Co. Inc., 2.80%, 05/18/23(a)	7,943	7,895,898
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	6,953	6,896,264
Pfizer Inc.
3.00%, 06/15/23(a)	4,090	4,060,838
3.20%, 09/15/23 (Call 08/15/23)(a)	7,191	7,121,607
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	4,887	4,858,118
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	6,668	6,563,646
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	3,353	3,337,073
Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 3.25%, 02/01/23(a)	$6,325	$6,325,000
		160,463,563
Pipelines — 3.8%
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 03/03/23)(a)	590	588,873
Enbridge Inc.
0.55%, 10/04/23(a)	7,832	7,595,395
4.00%, 10/01/23 (Call 07/01/23)(a)	5,640	5,597,362
Energy Transfer LP
3.60%, 02/01/23	2,819	2,819,000
4.25%, 03/15/23 (Call 02/16/23)	4,820	4,814,891
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	3,378	3,353,037
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)(a)	6,463	6,424,997
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 03/03/23)(a)	7,478	7,463,418
Kinder Morgan Energy Partners LP
3.45%, 02/15/23(a)	2,630	2,628,212
3.50%, 09/01/23 (Call 06/01/23)(a)	9,792	9,702,305
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)(a)	6,072	6,048,623
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)(a)	7,895	7,949,239
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)(a)	2,539	2,537,146
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23 (Call 07/15/23)(a)	5,809	5,747,192
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)(a)	4,930	4,884,102
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)(a)	7,872	7,841,299
		85,995,091
Real Estate Investment Trusts — 1.4%
American Tower Corp., 3.00%, 06/15/23(a)	3,236	3,209,885
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	4,571	4,544,671
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)(a)	3,147	3,108,072
Crown Castle Inc., 3.15%, 07/15/23 (Call 06/15/23)	3,768	3,729,001
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)(a)	1,803	1,792,615
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	4,015	4,018,975
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)(a)	4,081	4,054,351
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)(a)	1,975	1,963,999
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)(a)	1,948	1,932,942
Simon Property Group LP, 2.75%, 06/01/23 (Call 03/01/23)	3,008	2,984,538
		31,339,049
Retail — 2.5%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)(a)	3,018	2,989,661
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 03/03/23)(a)	4,354	4,337,934
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	4,247	4,212,090
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	6,455	6,438,733
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)(a)	1,571	1,563,993
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	6,453	6,445,708
3.85%, 10/01/23 (Call 07/01/23)(a)	4,748	4,712,248
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)(a)	3,626	3,601,162
Walgreens Boots Alliance Inc., 0.95%, 11/17/23 (Call 03/03/23)(a)	2,435	2,360,294

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.55%, 04/11/23 (Call 03/03/23)(a)	$12,502	$12,448,617
3.40%, 06/26/23 (Call 05/26/23)(a)	8,458	8,409,197
		57,519,637
Semiconductors — 1.0%
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)(a)	2,275	2,264,831
Microchip Technology Inc.
2.67%, 09/01/23	6,928	6,823,248
4.33%, 06/01/23 (Call 05/01/23)	4,999	4,985,803
NVIDIA Corp., 0.31%, 06/15/23 (Call 03/03/23)	3,783	3,719,635
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 02/16/23)(a)	2,780	2,736,799
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	1,344	1,334,659
		21,864,975
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 02/13/23)(a)	2,110	2,058,453

Software — 3.7%
Adobe Inc., 1.70%, 02/01/23	3,657	3,657,000
Fidelity National Information Services Inc., 0.38%, 03/01/23(a)	3,860	3,846,220
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	7,722	7,659,066
Intuit Inc., 0.65%, 07/15/23	3,497	3,426,291
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	6,859	6,757,349
2.38%, 05/01/23 (Call 02/01/23)	5,558	5,526,208
3.63%, 12/15/23 (Call 09/15/23)(a)	10,658	10,563,144
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	17,272	16,981,830
2.63%, 02/15/23	4,960	4,956,131
3.63%, 07/15/23(a)	5,405	5,372,246
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	4,813	4,765,688
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	5,744	5,726,481
VMware Inc., 0.60%, 08/15/23	5,653	5,514,332
		84,751,986
Telecommunications — 1.2%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	7,800	7,757,022
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	5,739	5,644,364
2.60%, 02/28/23	3,715	3,708,759
Rogers Communications Inc.
3.00%, 03/15/23 (Call 03/03/23)	2,401	2,394,950
Security	Par/ Shares (000)	Value

Telecommunications (continued)
4.10%, 10/01/23 (Call 07/01/23)(a)	$5,845	$5,808,293
Vodafone Group PLC, 2.95%, 02/19/23(a)	815	813,916
		26,127,304
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 02/13/23)(a)	4,442	4,433,827
3.85%, 09/01/23 (Call 06/01/23)(a)	4,928	4,895,130
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 03/03/23)	1,058	1,056,582
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	1,024	1,015,665
Norfolk Southern Corp., 2.90%, 02/15/23(a)	2,756	2,753,823
Ryder System Inc.
3.40%, 03/01/23(a)	1,852	1,849,889
3.75%, 06/09/23 (Call 05/09/23)(a)	2,026	2,014,330
3.88%, 12/01/23 (Call 11/01/23)(a)	3,558	3,517,617
Union Pacific Corp.
2.75%, 04/15/23 (Call 03/03/23)	1,740	1,732,152
3.50%, 06/08/23 (Call 05/08/23)(a)	2,398	2,386,226
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	6,784	6,756,321
		32,411,562
Total Long-Term Investments — 97.5%
(Cost: $2,223,730,972)		2,204,224,197

Short-Term Securities

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(b)(c)(d)	258,201	258,355,775
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	36,260	36,260,000

Total Short-Term Securities — 13.0%
(Cost: $294,409,142)		294,615,775

Total Investments — 110.5%
(Cost: $2,518,140,114)		2,498,839,972

Liabilities in Excess of Other Assets — (10.5)%		(237,727,039)

Net Assets — 100.0%		$2,261,112,933

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$293,003,583	$—	$(34,894,247	)(a)	$18,672	$227,767	$258,355,775	258,201	$239,300	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,380,000	—	(30,120,000	)(a)	—	—	36,260,000	36,260	695,594		56
					$18,672	$227,767	$294,615,775		$934,894		$56

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2023

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,204,224,197	$—	$2,204,224,197
Short-Term Securities
Money Market Funds	294,615,775	—	—	294,615,775
	$294,615,775	$2,204,224,197	$—	$2,498,839,972